Note 17 - Reductions in Force (Details Textual)	1 Months Ended			12 Months Ended
	Mar. 31, 2015	Jun. 30, 2014 USD ($) shares	May 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)
Restructuring and Related Cost, Number of Positions Eliminated			11
Restructuring Charges				$ 1,300,000	$ 557,000
Restructuring Costs Related to Equity Awards				273,000
Restructuring Reserve				$ 9,000		$ 0
Pykett Consulting Agreement [Member]
Professional Fees		$ 27,500			94,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares		40,000
Montaur Services Agreement [Member]
Professional Fees			$ 15,000		$ 53,000
Chief Executive Officer [Member]
Severance Costs			$ 750,000
Staff Members [Member]
Restructuring and Related Cost, Number of Positions Eliminated	7
Executives [Member]
Restructuring and Related Cost, Number of Positions Eliminated	3